Deposits - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Deposits From Banking Clients [Line Items]
Time deposits with residual maturity of one year or less	₨ 5,901,654.6	$ 80,689.8	₨ 5,233,225.0
Time deposits	₨ 7,191,543.0	$ 98,325.8	6,626,711.8
Minimum [Member]
Deposits From Banking Clients [Line Items]
Maturity of deposits	1 year
Maximum [Member]
Deposits From Banking Clients [Line Items]
Maturity of deposits	10 years
Deposit in excess of Rs. 100000
Deposits From Banking Clients [Line Items]
Time deposits	₨ 6,969,220.2		₨ 6,397,698.1